Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021	December 31, 2020
Net loss for the period	$(26,387,336)	$(11,690,098)	$(586,895)
Statutory income tax rate	25.0%	25.0%	31.2%
Expected in tax recovery at statutory income tax rates	$(6,597,000)	$(2,923,000)	$(177,814)
Permanent differences	2,342,000	1,601,000	14,390
Difference in tax rates, foreign exchange, and other	3,723,000	484,000	(112,435)
Change in deferred tax assets not recognized	532,000	838,000	275,859
Income tax recovery	$-	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforwards	$2,717.532	$2,185,532
Deferred tax assets not recognized	(2,717.532)	(2,185,532)
Net deferred tax asset	$-	$-